Defined benefit plans (Detail 5.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Curtailments	$ (104)	$ (29)	$ (20)
Net periodic expenses recognized in net profit	731	847	$ 437
Swiss defined benefit plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Current service cost	763	567
Interest expense related to defined benefit obligation	564	680
Interest income related to plan assets	700	916
Interest expense on asset ceiling effect	128	225
Administration expenses, taxes and premiums paid	27	19
Past service cost related to plan amendments	0	(245)
Curtailments	(104)	(29)
Termination benefits	6	21
Other movements	3	(2)
Net periodic expenses recognized in net profit	687	811
Other plans
Post-employment Benefit Expense Defined Benefit Pension Plans [Line Items]
Net periodic expenses recognized in net profit	$ 44	$ 36